COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 342	$ 1,363
2025	670	674
2026	12	13
Total lease payments	1,024	2,050
Less: imputed interest	(43)	(147)
Present value of future lease payments	981	1,903
Less: current maturities of operating leases	(936)	(1,296)	$ (564)
Non-current operating leases	$ 45	$ 607	$ 333
Weighted-average remaining lease term (in years)	11 months 1 day	1 year 11 months 1 day
Weighted-average discount rate	9.12%	9.21%